Stockholders' Equity - Schedule of Shares Were Issued Upon the Exercise of Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Shares Were Issued Upon The Exercise Of Stock Options Abstract
Authorized shares under the plan	13,128,079	13,128,079
Less: Options shares issued (cumulative)	(11,464,313)	(10,590,366)
Shares available for issuance under the plan	1,663,766	2,537,712